Revenue recognition - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities [abstract]
Deferred revenue	€ 380	€ 319
Description of when entity typically satisfies performance obligations	over a period up to a year
Revenue recognition	€ 301	€ 248	€ 210